Income Tax (Tables)	6 Months Ended
Jun. 30, 2011
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the six months ended June 30, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation	118	127
Charge/(benefit) for deferred taxation (1)	166	(21)
	284	106

Income from continuing operations before income tax and equity income in associates (2)	979	94

(1) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa.

(2) The higher earnings and the reversal of deferred taxation assets resulted in a higher tax charge for the six months ended June 30, 2011.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	52	149
Additions for tax positions identified in prior years	10	8
Reductions for tax positions identified in prior years	-	(113)
Translation	(1)	8
Balance at end of period (1)	61	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the six months ended and as at June 30, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the six months ended June 30, 2011		9
Interest accrued as at June 30, 2011		17